Consolidated Statements of Cash Flows - USD ($)	3 Months Ended
	Feb. 29, 2020	Feb. 28, 2019
Statement of Cash Flows [Abstract]
Net loss	$ (1,747,373)	$ (3,224,449)
Items not affecting cash
Depreciation (Note 4)	102,699	126,165
Stock-based compensation (Note 7)	53,749	2,274
Accreted interest on convertible debenture (Note 5)	514,437	7,937
Change in non-cash operating assets & liabilities
Accounts receivable	(87,035)	24,084
Investment tax credits	0	(45,000)
Prepaid expenses, sundry and other assets	(15,696)	(31,683)
Inventory	102,375	31,723
Accounts payable, accrued liabilities and employee costs payable	1,018,274	(358,923)
Deferred revenue	0	(75,000)
Cash flows used in operating activities	(58,570)	(3,542,872)
Financing activities
Repayment of 2013 Debenture (Note 5)	0	(300,000)
Proceeds from issuance of shares on exercise of 2018 Pre-Funded Warrants (Note 9)	0	26,454
Cash flows provided from financing activities	0	(273,546)
Investing activity
Purchase of property and equipment (Note 4)	0	(3,790)
Cash flows used in investing activities	0	(3,790)
Decrease in cash	(58,570)	(3,820,208)
Cash, beginning of period	64,622	6,641,877
Cash, end of period	6,052	2,821,669
Supplemental cash flow information
Interest paid	0	63,836
Taxes paid	$ 0	$ 0